Equity (Details) - Schedule of other comprehensive income from available for sale investments and cash flow hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instruments at FVOCI
As of beginning of period	$ 102,855	$ 29,184	$ 6,962
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(233,109)	30,062	(17,775)
Recycling from other comprehensive income to income for the year	18,031	43,609	39,997
Subtotals	(215,078)	73,671	22,222
As of end of period	(112,223)	102,855	29,184
Cash flow hedges
As of beginning of period	(136,765)	(40,435)	9,803
Gains (losses) on the re-measurement of cash flow hedges, before tax	(211,122)	(93,182)	(49,163)
Recycling adjustments on cash flow hedges, before tax	(25,694)	(3,148)	(1,075)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	(236,816)	(96,330)	(50,238)
As of end of period	(373,581)	(136,765)	(40,435)
Other comprehensive income, before taxes	(485,804)	(33,910)	(11,251)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	31,650	(27,464)	(7,756)
Income tax relating to cash flow hedges	100,867	36,927	10,918
Total	132,517	9,463	3,162
Other comprehensive income, net of tax	(353,287)	(24,447)	(8,089)
Attributable to:
Shareholders of the Bank	(353,849)	(25,293)	(8,856)
Non-controlling interest	$ 562	$ 846	$ 767